UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

HIGH YIELD TAX FREE BOND FUND

SEMI-ANNUAL REPORT
June 30, 2009

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are very pleased to send you a copy of the semi-annual report for The Spirit of America High Yield Tax Free Bond Fund, (the “Fund”). The Fund began operations on March 1st, 2008.

We are excited to be able to share this report with you. The first half of 2009 has shown strong and steady growth for the Fund and we look forward to continued inflows and further development of the Fund for the second half to come.

We remain committed to our philosophy of pursuing an optimal balance between yield and risk by utilizing our many years of experience in the municipal bond market. Our goal is to continue seeking high current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the high yield sector of the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be on investing in bonds which are investment grade.

We have been proud to watch the increasing number of investors in the Fund in the first half of 2009. We appreciate your support of our fund and look forward to your future investment in the Spirit of America High Yield Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner	Doug Revello
President	Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

HIGH YIELD TAX FREE BOND FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Introduction

The Spirit of America High Yield Tax Free Bond Fund, (SOAMX) (the “Fund”) is proud to be completing a strong first year. The Fund’s objective is to maintain current income that is exempt from federal income tax. The emphasis of the Fund is in the high yield section of the municipal market. We are pursuing a balance between yield and risk.

As a high yield bond fund, the mandate allows the Fund to invest in lower rated securities; however we have kept our focus on investing in bonds in the “Baa3”/“BBB-” range and higher. Our plan is to continue with this relatively conservative approach to investing in the high yield municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the high yield municipal market. As of June 30, 2009, 99.45% of the portfolio was investment grade, with over 50% rated “A” or better.

Overview

High yield municipal bonds are typically issued by government entities to finance economic or industrial development projects, as well as, housing, healthcare and environmental projects. Other high yield municipals are issued to finance such things as airport terminals, charter schools, and projects related to utilities. In addition, a large number of bonds have been issued by local governments in anticipation of revenues owed by the tobacco industry.

The interest payments are usually covered by a special tax or revenue from the project, and the bonds are often backed by hard assets or mortgage income associated with the project. High yield municipals may also be issued to finance private projects that benefit the community, such as waste remediation or public utilities. In those cases the debt is usually backed and paid for by a corporation. As with the broader municipal market, high yield municipal bonds provide income that is exempt from federal, and sometimes state, income taxes.

One of the Fund’s goals has been to diversify with respect to location and sector. As of June 30, 2009, the Fund consisted of 101 different issuers varied across 24 states, the District of Columbia and 1 territory. The holdings ranged throughout 22 sectors of the market, including areas such as hospitals, higher education, industrial development and transportation. Also, while it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of our bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where most of our clients reside.

Summary

The Fund continues to grow at a steady and healthy pace. The Fund saw inflows, over $17.5 million, while outflows remained minimal at $1.7 million for the first half of 2009. Since inception, the Fund has net inflows of approximately $45 million. We expect continued growth in assets under management in the future.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America High Yield Tax Free Bond Fund

June 30, 2009

New York	13.16%	$5,314,593
Puerto Rico	12.91	5,213,342
California	9.58	3,868,605
Ohio	9.31	3,758,091
Texas	6.70	2,706,419
Wisconsin	5.58	2,252,993
New Jersey	5.51	2,222,367
Louisiana	5.20	2,099,000
Michigan	4.38	1,769,855
Illinois	3.50	1,414,521
North Dakota	3.44	1,388,295
Florida	3.15	1,270,050
Pennsylvania	3.06	1,235,897
Colorado	2.39	963,578
Kentucky	1.88	759,225
Indiana	1.57	632,370
Arizona	1.32	534,743
Oregon	1.24	502,430
Rhode Island	1.24	500,375
District of Columbia	1.21	487,110
Georgia	1.08	434,455
Connecticut	1.07	431,913
Iowa	0.55	221,975
New Hampshire	0.53	212,072
Maryland	0.32	129,825
Nevada	0.12	46,804

Total Investments	100.00%	$40,370,903

HIGH YIELD TAX FREE BOND FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America High Yield Tax Free Bond Fund

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,162.00	0.90%	$4.82
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.55%
Arizona 1.31%
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	$750,000	$534,743

California 9.44%
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	982,640
City of Compton, Water & Utility Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 6.00%, 08/01/39	250,000	239,600
City of Turlock, Hospital Improvements Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	191,300
City of Turlock, Hospital Improvements Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	192,090
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100 (OID) (XLCA), 5.00%, 09/01/37	500,000	360,355
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	501,555
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	100,135
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	430,805
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	427,745
University of California Regents Medical Center, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (MBIA) (OID), 4.50%, 05/15/47	500,000	442,380

		3,868,605
Colorado 2.35%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102 (OID), 7.25%, 12/01/28	250,000	265,328

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Colorado (cont.)
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102 (OID), 7.63%, 12/01/40	$250,000	$268,830
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	429,420

		963,578
Connecticut 1.06%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	190,318
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (MBIA) (OID), 5.00%, 07/01/37	250,000	241,595

		431,913
District of Columbia 1.19%
District of Columbia, Hospital Improvements Revenue Bonds, Series 2, Callable 07/15/18 @ 101, (FSA), 5.45%, 07/15/35	500,000	487,110

Florida 3.10%
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	250,085
Florida State Board of Education, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @101 (OID), 5.25%, 07/01/24	380,000	381,463
Halifax Hospital Medical Center, Refunding Revenue Bonds, Series B2, Callable 06/01/18 @ 100, (FSA) (OID), 5.38%, 06/01/31	250,000	233,965
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	158,812
Miami-Dade County Educational Facilities Authority, University & College Improvements Revenue Bonds, Series A, Callable 04/01/16 @ 100 (OID), 5.50%, 04/01/38	250,000	245,725

		1,270,050
Georgia 1.06%
Coffee County Hospital Authority, Refunding Revenue Bonds, Series PJ, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	208,255

6 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Georgia (cont.)
Main Street Natural Gas, Inc., Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.25%, 07/15/28*,**	$270,000	$117,450
Main Street Natural Gas, Inc., Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.38%, 07/15/38*,**	250,000	108,750

		434,455
Illinois 3.45%
City of Markham, Public Improvements, General Obligation Unlimited, Series A, Callable 02/01/18 @ 100, 6.00%, 02/01/25	360,000	329,076
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	202,508
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	250,000	241,445
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	227,897
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	500,000	413,595

		1,414,521
Indiana 1.54%
Indiana Health & Educational Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	750,000	632,370

Iowa 0.54%
Iowa Higher Education Loan Authority, Refunding Revenue Bonds, Series A, Callable 10/01/13 @ 100 (OID), 5.30%, 10/01/37	250,000	221,975

Kentucky 1.85%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Series A1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	759,225

Louisiana 5.12%
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,500,000	2,099,000

HIGH YIELD TAX FREE BOND FUND | 7

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Maryland 0.32%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	$150,000	$129,825

Michigan 4.32%
Cesar Chavez Academy, Inc., School Improvements Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	144,185
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	161,038
Kent Hospital Finance Authority, Refunding Revenue Bonds, Series A, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/30	500,000	330,690
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	359,580
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	1,000,000	596,710
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	177,652

		1,769,855
Nevada 0.11%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	46,804

New Hampshire 0.52%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	212,072

New Jersey 5.43%
Jersey City Municipal Utilities Authority, Refunding Revenue Bonds, (FGIC) (OID), 3.50%, 01/01/15	250,000	230,402
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/10 @ 100, 5.63%, 06/15/19	500,000	448,805
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100 (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	500,885

8 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.75%, 10/01/31	$500,000	$491,880
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	100,000	89,805
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	850,000	460,590

		2,222,367
New York 12.97%
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	258,832
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	253,248
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100 (OID), 5.25%, 11/15/31	500,000	512,480
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	694,564
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, 5.00%, 03/01/36	250,000	210,243
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	126,117
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	250,000	200,432
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	76,398
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (OID), 5.38%, 01/15/34	250,000	251,942
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Callable 08/06/09 @ 101 (AMBAC), 5.15%, 08/01/38	250,000	229,150

HIGH YIELD TAX FREE BOND FUND | 9

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	$650,000	$632,567
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	672,585
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 08/15/15 @ 100, 4.90%, 08/15/31	500,000	461,875
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	734,160

		5,314,593
North Dakota 3.39%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 08/06/09 @ 100.5, (OID), 5.63%, 08/15/27	1,500,000	1,388,295

Ohio 9.17%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	5,140,000	3,190,861
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	550,000	311,162
Ohio St Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	256,068

		3,758,091
Oregon 1.23%
Oregon Health & Science University, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100, 5.88%, 07/01/33	500,000	502,430

Pennsylvania 3.02%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	800,872
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	89,099

10 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Pennsylvania (cont.)
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	$250,000	$247,618
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	98,308

		1,235,897
Puerto Rico 12.73%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	331,625
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	442,240
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	179,578
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	227,282
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	221,865
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	250,000	239,692
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, 5.50%, 07/01/19	500,000	496,210
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	228,553
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	250,000	225,862
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	125,000	113,202
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100, (FSA), 5.00%, 07/01/20	500,000	505,665

HIGH YIELD TAX FREE BOND FUND | 11

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico (cont.)
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	$250,000	$213,880
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (FSA) (OID), 5.00%, 07/01/32	250,000	235,353
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	198,200
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	600,000	498,426
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	125,000	121,226
Puerto Rico Public Buildings Authority, Revenue Bonds, Series P, Callable 06/01/14 @ 100, 7.00%, 07/01/25	250,000	257,368
Puerto Rico Public Buildings Authority, Revenue Bonds, Series P, Callable 07/01/19 @ 100 (OID), 6.75%, 07/01/36	240,000	238,817
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	250,000	238,298

		5,213,342
Rhode Island 1.22%
Rhode Island Student Loan Authority, Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	500,375

Texas 6.61%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	245,680
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	196,332
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,262,950
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	500,000	486,810
Texas State Public Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	514,647

		2,706,419

12 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Wisconsin 5.50%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	$350,000	$314,682
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	74,288
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,075,000	1,496,718
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	367,305

		2,252,993
Total Investments — 98.55% (Cost $42,927,297***)		40,370,903
Cash and Other Assets Net of Liabilities — 1.45%		595,290

NET ASSETS — 100.00%		$40,966,193

ACA	-	Insured by ACA Financial Guaranty Corp.
AMBAC	-	Insured by AMBAC Indemnity Corp.
CIFG	-	Insured by CDC IXIS Financial Guaranty.
FGIC	-	Insured by Financial Guaranty Insurance Corp.
FSA	-	Financial Security Assurance
LOC	-	Letter of Credit
MBIA	-	Insured by MBIA.
OID	-	Original Issue Discount
TCRS	-	Transferable Custodial Receipts.
XLCA	-	Insured by XL Capital Assurance.

*	Security in default.

**	Non-income producing security.

***	The aggregate cost for federal income tax purposes is $42,927,297, and net unrealized depreciation consists of:

Gross unrealized appreciation	$912,777
Gross unrealized depreciation	(3,469,171)

Net unrealized depreciation	$(2,556,394)

HIGH YIELD TAX FREE BOND FUND | 13

STATEMENT OF ASSETS AND LIABILITIES  |  JUNE 30, 2009 (UNAUDITED)

ASSETS
Investments in securities at value (cost $42,927,297) (Note 1)	$40,370,903
Cash	952,352
Receivable for Fund shares sold	353,367
Dividends and interest receivable	673,436
Prepaid expenses	20,494

TOTAL ASSETS	42,370,552

LIABILITIES
Payable for Fund shares redeemed	270,821
Payable for investments purchased	992,370
Payable for investment advisory fees	2,906
Payable for distributions to shareholders	111,264
Payable for distribution fees (Note 3)	4,914
Other accrued expenses	22,084

TOTAL LIABILITIES	1,404,359

NET ASSETS	$40,966,193

Net assets applicable to 4,809,295 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$40,966,193

Net asset value and redemption price per share ($40,966,193 ÷ 4,809,295 shares)	$8.52

Maximum offering price per share ($8.52 ÷ 0.9525)	$8.94

SOURCE OF NET ASSETS
At June 30, 2009, net assets consisted of:
Paid-in capital	$43,874,435
Accumulated net realized loss on investments	(351,848)
Net unrealized depreciation on investments	(2,556,394)

NET ASSETS	$40,966,193

See accompanying notes to financial statements.

14 | SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)
INVESTMENT INCOME
Interest	$1,239,546

TOTAL INVESTMENT INCOME	1,239,546
EXPENSES
Investment Advisory fees (Note 3)	94,633
Distribution fees (Note 3)	23,658
Accounting fees	30,978
Administration fees	10,881
Auditing fees	7,191
Chief Compliance Officer salary	2,150
Custodian fees	3,652
Directors’ fees	3,411
Insurance expense	6,806
Legal fees	4,402
Printing expense	13,495
Registration fees	6,662
Transfer Agent fees	19,046
Other expenses	1,619

TOTAL EXPENSES	228,584
Fees waived and reimbursed by Adviser (Note 3)	(86,634)

NET EXPENSES	141,950

NET INVESTMENT INCOME	1,097,596
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from investment transactions	(168,562)
Net change in unrealized appreciation of investments	3,269,440

Net realized and unrealized gain on investments	3,100,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,198,474

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND | 15

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2009 (Unaudited)	For the Period Ended December 31, 2008*
OPERATIONS
Net investment income	$1,097,596	$792,785
Net realized loss from investment transactions	(168,562)	(183,286)
Net change in unrealized appreciation/depreciation of investments	3,269,440	(5,825,834)

Net increase (decrease) in net assets resulting from operations	4,198,474	(5,216,335)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(1,097,596)	(792,785)

Total distributions to shareholders	(1,097,596)	(792,785)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	16,037,194	29,604,234
Shares issued from reinvestment of distributions	618,724	540,192
Shares redeemed	(1,764,666)	(1,161,243)

Increase in net assets derived from capital share transactions (a)	14,891,252	28,983,183

Total increase in net assets	17,992,130	22,974,063
NET ASSETS
Beginning of period	22,974,063	—

End of period	$40,966,193	$22,974,063
(a) Transactions in capital stock were:
Shares sold	1,922,110	3,106,513
Shares issued from reinvestment of distributions	73,887	62,838
Shares redeemed	(213,081)	(142,972)

Increase in shares outstanding	1,782,916	3,026,379

*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

16 | SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2009 (Unaudited)	For the Period Ended December 31, 2008*
Net Asset Value, Beginning of Period	$7.59	$10.00
Income from Investment Operations:
Net investment income	0.29 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	0.93	(2.41)

Total from investment operations	1.22	(1.94)
Less Distributions:
Distributions from net investment income	(0.29)	(0.47)

Total distributions	(0.29)	(0.47)
Net Asset Value, End of Period	$8.52	$7.59
Total Return[2,3]	16.20%	(20.05%)
Ratios/Supplemental Data
Net assets, end of period (000)	$40,966	$22,974
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.45%[4]	1.84%[4]
After expense reimbursement or recapture	0.90%[4]	0.30%[4]
Ratio of net investment income to average net assets	6.96%[4]	6.42%[4]
Portfolio turnover	4.33%[2]	6.63%[2]

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation is not annualized.

[3]	Calculation does not reflect sales load.

[4]	Calculation is annualized.

*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND | 17

NOTES TO FINANCIAL STATEMENTS  |  JUNE 30, 2009 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America High Yield Tax Free Bond Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Managment has determined the adoption of FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

The Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Adoption of FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in

18 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

The summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows:

High Yield Tax Free Bond Fund

Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs *	40,370,903
Level 3 - Significant Unobservable Inputs	—

Total Market Value of Investments	$40,370,903

*	Security Types as defined in the Schedule of Investments

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2009, excluding short-term investments, were $16,525,586 and $1,344,528, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2009 were $94,633.

HIGH YIELD TAX FREE BOND FUND | 19

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 0.90% of the average daily net assets of the Fund through April 30, 2010. The Adviser voluntarily agreed to waive .60% of advisory fees through June 30, 2009. For the six months ended June 30, 2009, the Adviser reimbursed the Fund $86,634.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser at June 30, 2009 was $202,774. Of this balance, $116,140 will expire in 2011 and $86,634 in 2012.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2009, fees paid to the Distributor under the Plan were $23,658.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2009, sales charges received by the Distributor were $762,100. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2009, the Fund was allocated $2,150 of the Chief Compliance Officer’s salary.

Note 4 - Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

20 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 - Federal Income Taxes

The tax character of distributions paid during the period ending December 31, 2008 were as follows:

Tax Basis Distributions

	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2008	$89,797	$702,988	$0	$792,785

Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $121,045, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

At December 31, 2008, the Fund had Deferred Post-October Losses of $62,241.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 - Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through August 31, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HIGH YIELD TAX FREE BOND FUND | 21

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America High Yield Tax Free Bond Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2009, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Shareholder Services

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America High Yield Tax Free Bond Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2009 Spirit of America            SOAHY-SAR09

REAL ESTATE INCOME AND GROWTH FUND

SEMI-ANNUAL REPORT

June 30, 2009

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

As we enter the second half of 2009, we welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Real Estate Income and Growth Fund (the “Fund”) along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, analyze sectors that could benefit from those trends, and invest in companies that we believe possess strong fundamentals qualities.

Despite challenges that the financial industry as a whole face in the current market environment, we see opportunity emerging to accumulate what we believe are quality stocks at historically low valuations. We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund.

Our investment philosophy continues to be to seek value in the bricks and mortar of America through real estate investment trusts that own office buildings, shopping malls, hotels, apartments, and other commercial properties. The goal is to benefit from the cash flow stream generated by the rental of these properties while also participating in potential long term appreciation of property values.

We appreciate your continued support and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner	Raymond Mathis
President	Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest, natural disasters and other factors. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

REAL ESTATE INCOME AND GROWTH FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

The Federal Reserve now estimates 2009 GDP will be in the range of -1.5% to -1.0% . While this still indicates a recession for the full year, this is an improvement over its prior forecast. We believe the economy may nearing a bottom, and will likely begin to recover sometime in the second half of the year. For evidence of this, we point to three leading indicators, a steep yield curve, rapid money growth, and narrowing credit market spreads. More recently, we can add to this an increase in single family home sales, and a decline in first time jobless claims.

As the recession deepened, business inventories were cut back sharply. Consumer spending in 2009 has continued to be fairly weak. However consumer spending has recently increased by 0.3% in May, the first increase since February, while businesses inventory trends have begun to improve.

Market Summary

Commercial real estate fundamentals remained weak in first six months of 2009. Vacancy rates increased across property types in the U.S. as job losses mounted. Exacerbating the volatility in REIT share prices, we believe, was significant concern that commercial real estate loans losses would prevent REITs from being able to refinance maturing debt. Under its more adverse scenario, the Federal Reserve’s “Stress Test” assumed commercial real estate loan losses of between 9% and 12%.

However, we are quick to point out that these assumptions were boosted by even higher assumed losses on construction loans. Loan losses on in-place commercial real estate are assumed to be in the single-digit range. As it became apparent that REITs would be able to access credit through FannieMae, FreddieMac, and through the TALF program, REIT share prices began to rebound.

Fund Summary

The Fund remained diversified across several property types, and geographies. Over the first six months of 2009, the Fund remained defensive, owning shares of REITs that were supported by government guarantees or financing arrangements. On average, the Fund was most overweight Mortgage REITs that owned the obligations of government sponsored entities. In addition, the Fund had heightened exposure to residential REITs that secured lines of credit with FannieMae and FreddieMac. The Fund’s average cash position was approximately 1.12%.

In an effort to remain defensive, the Fund was underweight Industrial REITs, Retail REITs, and Office REITs. The Fund continues to seek shares of real estate companies that are attractively valued, with stronger than average balance sheets, and little to no near term debt maturities that cannot be met by existing liquidity.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Return Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), had a total return of -10.09% (no load, gross of fees) for the year-to-date ending June 30, 2009, (Source: PNC Global Investment Servicing (U.S.) Inc.). This compares favorably to the -12.43% returned by its benchmark, the MSCI US REIT Index, for the same period.

Average Annual Total Returns

For the Periods Ended June 30, 2009

	Class A Shares	MSCI US REIT Index*
1 Year (with sales charge)	(53.33%)	(43.74%)
5 Years (with sales charge)	(11.06%)	(2.95%)
10 Years (with sales charge)	0.46%	5.29%

Past performance is not indicative of future results.

*	The return rates calculated for the index do not include expenses that are normally incurred in the Spirit of America Real Estate Income and Growth Fund. Class A (1.97)%

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Real Estate Income and Growth Fund

June 30, 2009

Apartments (REITs)	15.22%	$16,558,463
Office Space (REITs)	14.01	15,246,927
Diversified (REITs)	12.25	13,332,769
Health Care (REITs)	12.15	13,222,667
Shopping Centers (REITs)	11.52	12,531,495
Regional Malls (REITs)	9.61	10,457,011
Hotels (REITs)	8.89	9,674,040
Storage (REITs)	7.08	7,705,410
Industrial (REITs)	4.88	5,312,525
Net Lease (REITs)	3.00	3,269,566
Mortgage (REITs)	1.39	1,514,000

Total Investments	100.00%	$108,824,873

REAL ESTATE INCOME AND GROWTH FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Real Estate Income and Growth Fund

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return
Class A	$1,000.00	$890.40	1.97%	$9.23
Class B	$1,000.00	$887.20	2.67%	$12.49
Hypothetical 5% Return
Class A	$1,000.00	$1,015.03	1.97%	$9.84
Class B	$1,000.00	$1,011.55	2.67%	$13.32

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS  |  JUNE 30, 2009 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.49%
Apartments (REITs) 14.99%
American Campus Communities, Inc.	33,000	$731,940
Apartment Investment & Management Co., Class A	60,498	535,407
Associated Estates Realty Corp.	100,000	596,000
AvalonBay Communities, Inc.	66,739	3,733,380
Camden Property Trust	41,000	1,131,600
Colonial Properties Trust	30,000	222,000
Equity Residential	204,500	4,546,035
Essex Property Trust, Inc.	12,500	777,875
Mid-America Apartment Communities, Inc.	18,500	679,135
Post Properties, Inc.	6,900	92,736
UDR, Inc.	340,015	3,512,355

		16,558,463
Diversified (REITs) 12.07%
Digital Realty Trust, Inc.	61,000	2,186,850
DuPont Fabros Technology, Inc.	80,600	759,252
Lexington Realty Trust	424,376	1,442,879
Liberty Property Trust	85,000	1,958,400
Vornado Realty Trust	124,724	5,616,322
Washington Real Estate Investment Trust	61,201	1,369,066

		13,332,769
Health Care (REITs) 11.97%
Cogdell Spencer, Inc.	20,000	85,800
HCP, Inc.	190,000	4,026,100
Health Care REIT, Inc.	79,300	2,704,130
Healthcare Realty Trust, Inc.	84,994	1,430,449
National Health Investors, Inc.	50,200	1,340,842
Senior Housing Properties Trust	25,700	419,424
Ventas, Inc.	107,700	3,215,922

		13,222,667
Hotels (REITs) 8.75%
Ashford Hospitality Trust, Inc.	647,044	1,818,194
FelCor Lodging Trust, Inc.	1,134,763	2,791,517
Host Hotels & Resorts, Inc.	448,100	3,759,559
LaSalle Hotel Properties	72,500	894,650
Sunstone Hotel Investors, Inc.	76,658	410,120

		9,674,040
Industrial (REITs) 4.81%
AMB Property Corp.	114,000	2,144,340
First Industrial Realty Trust, Inc.	61,284	266,585
ProLogis	360,000	2,901,600

		5,312,525

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Shares	Market Value
Mortgage (REITs) 1.37%
Annaly Capital Management, Inc.	100,000	$1,514,000

Net Lease (REITs) 2.96%
National Retail Properties, Inc.	120,224	2,085,886
Realty Income Corp.	54,000	1,183,680

		3,269,566
Office Space (REITs) 13.80%
Alexandria Real Estate Equities, Inc.	14,000	501,060
BioMed Realty Trust, Inc.	80,000	818,400
Boston Properties, Inc.	112,933	5,386,904
Brandywine Realty Trust	52,300	389,635
Highwoods Properties, Inc.	57,880	1,294,776
Mack-Cali Realty Corp.	177,090	4,037,652
SL Green Realty Corp.	122,864	2,818,500

		15,246,927
Regional Malls (REITs) 9.46%
Glimcher Realty Trust	254,002	736,606
Macerich Co. (The)	79,059	1,392,229
Pennsylvania Real Estate Investment Trust	40,000	200,000
Simon Property Group, Inc.	124,096	6,382,276
Taubman Centers, Inc.	65,000	1,745,900

		10,457,011
Shopping Centers (REITs) 11.34%
Developers Diversified Realty Corp.	106,230	518,402
Equity One, Inc.	156,500	2,075,190
Federal Realty Investment Trust	41,000	2,112,320
Kimco Realty Corp.	286,478	2,879,104
Regency Centers Corp.	54,100	1,888,631
Tanger Factory Outlet Centers, Inc.	22,300	723,189
Weingarten Realty Investors	160,900	2,334,659

		12,531,495
Storage (REITs) 6.97%
Public Storage	76,801	5,028,930
Sovran Self Storage, Inc.	108,800	2,676,480

		7,705,410
Total Investments — 98.49%
(Cost $194,782,093*)		108,824,873
Cash and Other Assets Net of Liabilities — 1.51%		1,668,874

NET ASSETS — 100.00%		$110,493,747

REITs  -  Real Estate Investment Trusts

6 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

*	Aggregate cost for federal income tax purposes is $194,782,093, and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,849,850
Gross unrealized depreciation	(88,807,070)

Net unrealized depreciation	$(85,957,220)

REAL ESTATE INCOME AND GROWTH FUND | 7

STATEMENT OF ASSETS AND LIABILITIES  |  JUNE 30, 2009 (UNAUDITED)

ASSETS
Investments in securities at value (cost $194,782,093) (Note 1)	$108,824,873
Cash	1,259,097
Dividends and interest receivable	569,323
Receivable for investments sold	210,133
Receivable for Fund shares sold	60,031
Prepaid expenses and other assets	56,995

TOTAL ASSETS	110,980,452
LIABILITIES
Payable for Fund shares redeemed	57,557
Payable for investments purchased	118,311
Payable for accounting fees	40,648
Payable for investment advisory fees	89,461
Payable for distributions to shareholders	114,914
Payable for distribution fees	29,304
Payable for transfer agent fees	36,510

TOTAL LIABILITIES	486,705

NET ASSETS	$110,493,747
Class A Shares
Net assets applicable to 22,861,137 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$108,218,327

Net asset value and redemption price per Class A Share ($108,218,327 ÷ 22,861,137 shares)	$4.73

Maximum offering price per share ($4.73 ÷ 0.9475)	$4.99

Class B Shares
Net assets applicable to 473,145 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$2,275,420

Net asset value and redemption price per Class B Share ($2,275,420 ÷ 473,145 shares)(a)	$4.81

SOURCE OF NET ASSETS
At June 30, 2009, net assets consisted of:
Paid-in capital	$218,200,339
Undistributed net investment income	1,465,871
Accumulated net realized loss on investments	(23,215,243)
Net unrealized depreciation on investments	(85,957,220)

NET ASSETS	$110,493,747

(a)	Redemption price varies based on length of time held.

See accompanying notes to financial statements.

8 | SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)
INVESTMENT INCOME
Dividends	$3,630,609

TOTAL INVESTMENT INCOME	3,630,609
EXPENSES
Investment Advisory fees (Note 3)	471,729
Distribution fees - Class A (Note 3)	142,376
Distribution fees - Class B (Note 3)	11,731
Accounting fees	66,271
Administration fees	20,530
Auditing fees	9,273
Chief Compliance Officer salary	6,633
Custodian fees	12,041
Directors’ fees	12,095
Insurance expense	30,305
Legal fees	33,351
Printing expense	43,829
Registration fees	8,682
Transfer Agent fees	206,677
Other expenses	7,106

TOTAL EXPENSES	1,082,629

Fees waived by Administrator	(36,440)
Fees waived and reimbursed by Adviser (Note 3)	(79,369)

NET EXPENSES	966,820

NET INVESTMENT INCOME	2,663,789
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
Net realized loss from investment transactions and REITs	(6,030,787)
Net change in unrealized appreciation/depreciation of investments	(8,467,541)

Net realized and unrealized loss on investments and written options	(14,498,328)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,834,539)

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 9

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
OPERATIONS
Net investment income	$2,663,789	$6,273,581
Net realized (loss) from investment transactions and REITs	(6,030,787)	(15,290,210)
Net change in unrealized appreciation/depreciation of investments	(8,467,541)	(97,720,992)

Net decrease in net assets resulting from operations	(11,834,539)	(106,737,621)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(1,175,475)	(6,111,095)
Class B	(22,443)	(162,486)

Total distributions from net investment income	(1,197,918)	(6,273,581)

Distributions from realized gains:
Class A	—	(1,845,096)
Class B	—	(49,150)

Total distributions from realized gains	—	(1,894,246)

Return of capital:
Class A	—	(1,635,398)
Class B	—	(43,564)

Total distributions from return of capital to shareholders	—	(1,678,962)

Total distributions to shareholders	(1,197,918)	(9,846,789)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	13,871,405	31,547,671
Class B	80,855	388,496
Shares issued from reinvestment of distributions:
Class A	973,768	7,863,601
Class B	17,207	193,619
Shares redeemed:
Class A	(5,147,701)	(30,778,953)
Class B	(420,818)	(1,715,752)

Increase in net assets derived from capital share transactions (a)	9,374,716	7,498,682

Total (decrease) in net assets	(3,657,741)	(109,085,728)
NET ASSETS
Beginning of period	114,151,488	223,237,216

End of period	$110,493,747	$114,151,488

10 | SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
(a) Transactions in capital stock were:
Shares sold:
Class A	3,197,641	3,503,493
Class B	19,786	35,341
Shares issued from reinvestment of distributions:
Class A	234,377	1,317,200
Class B	4,121	31,463
Shares redeemed:
Class A	(1,225,737)	(3,223,581)
Class B	(96,920)	(183,405)

Increase in shares outstanding	2,133,268	1,480,511

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 11

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A For the Six Months Ended June 30, 2009 (Unaudited)	Class A For the Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$5.38	$11.31
Income from Investment Operations:
Net investment income	0.12 [1]	0.32 [1]
Net realized and unrealized gain (loss) on investments	(0.72)	(5.77)

Total from investment operations	(0.60)	(5.45)
Less Distributions:
Distributions from net investment income	(0.05)	(0.31)
Distributions from capital gains	—	(0.09)
Distributions from return of capital	—	(0.08)

Total distributions	(0.05)	(0.48)

Net Asset Value, End of Period	$4.73	$5.38
Total Return[2]	(10.96)%[3]	(48.46)%
Ratios/Supplemental Data
Net assets, end of period (000)	$108,218	$111,160
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.21%[4]	1.85%
After expense reimbursement or recapture	1.97%[4]	1.85%
Ratio of net investment income to average net assets	5.49%[4]	3.26%
Portfolio turnover	12.19%[3]	80.23%

	Class B For the Six Months Ended June 30, 2009 Unaudited	Class B For the Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$5.48	$11.54
Income from Investment Operations:
Net investment income	0.11 [1]	0.25 [1]
Net realized and unrealized gain (loss) on investments	(0.73)	(5.84)

Total from investment operations	(0.62)	(5.59)
Less Distributions:
Distributions from net investment income	(0.05)	(0.29)
Distributions from capital gains	—	(0.10)
Distributions from return of capital	—	(0.08)

Total distributions	(0.05)	(0.47)

Net Asset Value, End of Period	$4.81	$5.48
Total Return[5]	(11.28)%[3]	(48.80)%
Ratios/Supplemental Data
Net assets, end of period (000)	$2,275	$2,991
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.91%[4]	2.54%
After expense reimbursement or recapture	2.67%[4]	2.54%
Ratio of net investment income to average net assets	4.67%[4]	2.46%
Portfolio turnover	12.19%[3]	80.23%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation does not reflect sales load.

[3]	Calculation is not annualized.

[4]	Calculation is annualized.

[5]	Calculation does not reflect CDSC charges.

*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

12 | SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS (CONT.)

Class A For the Two-Month Period Ended December 31, 2007*	Class A For the Year Ended October 31, 2007	Class A For the Year Ended October 31, 2006	Class A For the Year Ended October 31, 2005	Class A For the Year Ended October 31, 2004
$14.42	$16.22	$13.47	$12.90	$10.93

0.08	0.32	0.23	0.22	0.20
(2.14)	(0.94)	3.16	1.00	2.37

(2.06)	(0.62)	3.39	1.22	2.57

(0.08)	(0.32)	(0.23)	(0.22)	(0.20)
(0.95)	(0.86)	(0.41)	(0.35)	(0.27)
(0.02)	—	—	(0.08)	(0.13)

(1.05)	(1.18)	(0.64)	(0.65)	(0.60)

$11.31	$14.42	$16.22	$13.47	$12.90
(14.53)%[3]	(4.09)%	25.86%	9.59%	24.02%

$215,592	$253,674	$237,612	$192,751	$178,104
1.75%[4]	1.68%	1.71%	1.71%	1.77%
1.75%[4]	1.68%	1.71%	1.71%	1.83%
3.82%[4]	2.04%	1.40%	1.67%	1.69%
0.42%[3]	4.20%	3.10%	1.02%	4.17%

Class B For the Two-Month Period Ended December 31, 2007*	Class B For the Year Ended October 31, 2007	Class B For the Year Ended October 31, 2006	Class B For the Year Ended October 31, 2005	Class B For the Year Ended October 31, 2004
$14.68	$16.49	$13.69	$13.11	$11.11

0.06	0.21	0.13	0.15	0.12
(2.17)	(0.95)	3.21	1.01	2.40

(2.11)	(0.74)	3.34	1.16	2.52

(0.06)	(0.21)	(0.13)	(0.15)	(0.12)
(0.95)	(0.86)	(0.41)	(0.35)	(0.27)
(0.02)	—	—	(0.08)	(0.13)

(1.03)	(1.07)	(0.54)	(0.58)	(0.52)

$11.54	$14.68	$16.49	$13.69	$13.11
(14.64)%[3]	(4.78)%	25.02%	8.83%	23.13%

$7,645	$9,491	$12,248	$11,597	$12,592
2.45%[4]	2.38%	2.41%	2.41%	2.47%
2.45%[4]	2.38%	2.41%	2.41%	2.53%
3.12%[4]	1.34%	0.70%	0.97%	0.99%
0.42%[3]	4.20%	3.10%	1.02%	4.17%

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND | 13

NOTES TO FINANCIAL STATEMENTS  |  JUNE 30, 2009 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income and Growth Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share of each class of the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Managment has determined the adoption of FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

The Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Adoption of FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have signifcantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

The summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows:

Real Estate Income and Growth Fund

Valuation Inputs
Level 1 - Quoted Prices *	$108,824,873
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total Market Value of Investments	$108,824,873

*	Industries as defined in the Schedule of Investments

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

REAL ESTATE INCOME AND GROWTH FUND | 15

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Net Asset Value Per Share: The methodology and procedures for determining NAV are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the NAV of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

F. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will bet distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

16 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2009, excluding short-term investments, were $26,514,976 and $11,949,402, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2009 were $471,729.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares and Class B Shares will not exceed 1.97%, and 2.67%, respectively, of the average daily net assets of each class through April 30, 2010. For the six months ended June 30, 2009, there were no advisory fees waived.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser at June 30, 2009 was $79,369, expiring in 2012.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2009, fees paid to the Distributor under the Plan were $142,376 for Class A Shares and $11,731 for Class B Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2009, sales charges on Class A Shares paid to the Distributor were $697,768. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2009, CDSC fees on Class B Shares paid to the Distributor were $2,325.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2009, the Fund was allocated $6,633 of the Chief Compliance Officer’s salary.

REAL ESTATE INCOME AND GROWTH FUND | 17

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

Note 4 - Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Note 5 - Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2008 is as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
12/31/2008
Class A	$6,111,095	$1,845,096	$7,956,191	$1,635,398	$9,591,589
Class B	162,486	49,150	211,636	43,564	255,200

	$6,273,581	$1,894,246	$8,167,827	$1,678,962	$9,846,789

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2009 will be reported in the Fund’s December 31, 2009 Annual Report.

At December 31, 2008, the Fund had Deferred Post-October Losses of $17,015,653.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 - Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 31, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18 | SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2009, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Shareholder Services

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or
(610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2009 Spirit of America                     SOARE-SAR09

SPIRIT of AMERICA

LARGE CAP VALUE FUND

SEMI-ANNUAL REPORT

June 30, 2009

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

As we enter the second half of 2009, we welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Large Cap Value Fund, (the “Fund”) along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamental qualities.

Despite challenges that the financial industry as a whole faces in the current market environment, we see opportunity emerging to accumulate what we believe are quality stocks at historically low valuations. We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund.

We are proud to announce that during the second quarter of 2009, the Fund was upgraded from a 3-star rating to a 4 star rating by Morningstar.* We believe our commitment to our investment philosophy allows us to be a key player amongst the highest performing mutual funds.

We appreciate your continued support and look forward to your future investment in the Spirit of America Value Fund.

Sincerely,

David Lerner	Alpana Sen
President	Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

*	Morningstar lists the Value Fund’s category as “Large Blend” and ranks 2,250 other funds in this catagory. The rating change was effective June 30, 2009. A fund’s Morningstar rating is relative to other offerings that operate within the same category and takes into consideration how the fund has balanced risk and return in the past. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

LARGE CAP VALUE FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Return Summary

The Spirit of America Large Cap Value Fund, SOAVX (the “Fund”), had a total return of 0.47% year-to-date ended June 30, 2009, compared to its benchmark, the S&P 500 Index, which returned 3.19% for the same period. The one year return was -21.68% and the five year return was 0.49% as of June 30, 2009, outperforming the S&P 500 Index which returned -26.20% and -2.24% respectively. Since the Fund’s inception in August of 2002, it has returned 3.80%, outperforming the S&P 500 Index, which returned 1.03% for the same period. Past performance is not indicative of future results. The results above do not take the maximum front end sales charge of 5.25% or expense ratio of 1.97% into account.

The following numbers are the returns for The Spirit of America Large Cap Value Fund, SOAVX (the “Fund”), taking into account the maximum front end sales charge of 5.25% and expense ratio of 1.97% . The Fund had a total return of -5.68% year-to-date ending June 30, 2009. The one year return was -27.25% and the five year return was -2.52% as of June 30, 2009. Since the Fund’s inception in August of 2002, it has returned 0.99%.

Market Summary

The first half of 2009 was a period of stabilization and reinvention for companies impacted by the economic turmoil of 2008. For example, companies were criticized for executive compensation and corporate spending. Many corporations revamped their business models, management and operations to strengthening their fundamentals. Executives feel confident that decreasing operating costs and spending are increasing the overall efficiency of corporations.

Consumer spending in 2009 has continued to be fairly tame so far; however it increased by 0.3% in May for the first time since February 2009. The federal government’s economic stimulus plan has stemmed the loss of income caused by the still-increasing unemployment and jobless rates.

Consumers initially saved extra cash rather than spending as indicated by the national savings rate, which rose to 6.9% in April of 2009. Some economists are hopeful that as consumer confidence rebounds, spending will be increasing in the near future. Purchases of durable and nondurable goods increased slightly towards the end of the second quarter and purchases of services decreased less than 0.1%.

Some financials were able to recover in the first half of 2009. Certain banks even flourished in the first two quarters as the competition was weeded out during last year’s economic challenges. We are interested in seeking out those companies that are currently undervalued and provide a chance to own shares at low cost. The market reached its low since October 2007 during the first quarter of 2009 and we recognize this event as an opportunity.

Fund Summary

The Fund remained diversified within the 10 main sectors of the S&P 500 Index. However, it was defensively positioned by overweighting the staples and healthcare sectors and underweighting the financial and technology sectors. The Fund’s cash position was approximately 3.95% at the end of the second quarter.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

The greatest performance came from our underweighting the financial sector as we continue to believe there is more risk in that sector. The second largest contributor to the Fund’s return was underweighting the energy sector. Compared to the middle of 2008, oil prices have dropped significantly and remained relatively constant during the first two quarters of 2009. We do not expect prices to spike again to those levels anytime soon because there has been weak demand accompanied by strong supply.

The third largest contributor to the Fund’s performance came from our cash position. We have been using our cash judiciously by buying on dips and selling or trimming positions when we believe valuations have run ahead of the fundamentals.

The Fund continues to invest in companies which we believe have strong fundamentals such as low debt levels, strong cash flows, stable earnings and low or reasonable valuations.

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Large Cap Value Fund

June 30, 2009

Consumer Staples	16.95%	$7,481,260
Information Technology	16.30	7,196,082
Health Care	15.35	6,774,697
Energy	12.25	5,406,008
Financials	8.61	3,798,974
Industrials	8.06	3,559,302
Consumer Discretionary	7.47	3,297,014
Utilities	6.69	2,953,368
Materials	4.37	1,927,564
Telecommunication Services	3.95	1,745,028

Total Investments	100.00%	$44,139,297

LARGE CAP VALUE FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Large Cap Value Fund

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$995.00	1.97%	$9.74
Hypothetical 5% Return	$1,000.00	$1,015.03	1.97%	$9.84

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half- year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS  |  JUNE 30, 2009 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.70%
Consumer Discretionary 7.22%
Amazon.com, Inc.*	1,798	$150,421
Bed Bath & Beyond, Inc.*	2,469	75,922
Best Buy Co., Inc.	3,803	127,362
Comcast Corp., Class A	34,600	501,354
Home Depot, Inc. (The)	16,704	394,716
Lowe’s Cos., Inc.	11,200	217,392
Marriott International, Inc., Class A	2,108	46,518
McDonald’s Corp.	10,680	613,993
Newell Rubbermaid, Inc.	15,431	160,637
NIKE, Inc., Class B	4,050	209,709
Sherwin-Williams Co. (The)	900	48,375
Target Corp.	5,820	229,715
Walt Disney Co. (The)	13,500	314,955
Wyndham Worldwide Corp.	4,000	48,480
Yum! Brands, Inc.	4,723	157,465

		3,297,014
Consumer Staples 16.39%
Altria Group, Inc.	25,700	421,223
Diageo plc, ADR	10,200	583,950
General Mills, Inc.	8,950	501,379
Kroger Co. (The)	17,085	376,724
Molson Coors Brewing Co., Class B	17,180	727,230
PepsiCo, Inc.	16,000	879,360
Philip Morris International, Inc.	39,349	1,716,403
Procter & Gamble Co. (The)	17,000	868,700
Sara Lee Corp.	15,473	151,017
Wal-Mart Stores, Inc.	25,914	1,255,274

		7,481,260
Energy 11.85%
Apache Corp.	2,500	180,375
Chevron Corp.	15,250	1,010,313
ConocoPhillips	15,800	664,548
Devon Energy Corp.	5,000	272,500
Energy Transfer Partners L.P.	16,470	666,870
Exxon Mobil Corp.	11,800	824,938
Marathon Oil Corp.	11,010	331,731
Noble Corp.	18,000	544,500
Schlumberger, Ltd.	10,575	572,213
Transocean, Ltd.*	4,550	338,020

		5,406,008
Financials 8.32%
Bank of America Corp.	4,000	52,800
Goldman Sachs Group, Inc. (The)	3,265	481,392
Host Hotels & Resorts, Inc. REIT	22,491	188,699
JPMorgan Chase & Co.	28,597	975,444

See accompanying notes to financial statements.

LARGE CAP VALUE FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Shares	Market Value
Financials (cont.)
Loews Corp.	4,379	$119,985
Morgan Stanley	12,732	362,989
NASDAQ OMX Group, Inc. (The)*	9,220	196,478
NYSE Euronext	9,480	258,330
PNC Financial Services Group, Inc.	3,449	133,856
Principal Financial Group, Inc.	11,200	211,008
Simon Property Group, Inc. REIT	2,905	149,383
Travelers Cos., Inc. (The)	4,300	176,472
Wells Fargo & Co.	20,286	492,138

		3,798,974
Health Care 14.84%
Abbott Laboratories	20,150	947,856
Alcon, Inc.	1,030	119,604
Amgen, Inc.*	8,940	473,284
Celgene Corp	2,250	107,640
Covidien plc	6,000	224,640
Gilead Sciences, Inc.*	5,900	276,356
Johnson & Johnson	16,560	940,608
Medco Health Solutions, Inc.*	22,464	1,024,583
Merck & Co., Inc.	11,000	307,560
Pfizer, Inc.	31,480	472,200
Quest Diagnostics, Inc.	10,875	613,676
Thermo Fisher Scientific, Inc.*	6,820	278,051
Wyeth	21,781	988,639

		6,774,697
Industrials 7.80%
3M Co.	15,000	901,500
Boeing Co.	3,330	141,525
Caterpillar, Inc.	12,000	396,480
CSX Corp.	8,250	285,697
Delta Air Lines, Inc.*	54,625	316,279
Foster Wheeler AG*	12,800	304,000
General Electric Co.	55,281	647,893
Tyco International, Ltd.	17,500	454,650
United Parcel Service, Inc., Class B	2,226	111,278

		3,559,302
Information Technology 15.77%
Apple, Inc.*	4,150	591,085
Applied Materials, Inc.	15,626	171,417
Cisco Systems, Inc.*	60,000	1,118,400
EMC Corp.*	77,800	1,019,180
Hewlett-Packard Co.	15,000	579,750
Intel Corp.	13,447	222,548
International Business Machines Corp.	8,058	841,416
Microsoft Corp.	58,000	1,378,660
QUALCOMM, Inc.	9,328	421,626

6 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Shares	Market Value
Information Technology (cont.)
Texas Instruments, Inc.	40,000	$852,000

		7,196,082
Materials 4.22%
Alcoa, Inc.	11,287	116,595
Du Pont (E.I.) de Nemours & Co.	20,000	512,400
Monsanto Co.	3,150	234,171
Nucor Corp.	18,750	833,062
Packaging Corp. of America	14,280	231,336

		1,927,564
Telecommunication Services 3.82%
American Tower Corp	785	24,751
AT&T, Inc.	15,650	388,746
Verizon Communications, Inc.	43,330	1,331,531

		1,745,028
Utilities 6.47%
Ameren Corp.	24,987	621,926
American Electric Power Co., Inc.	24,000	693,360
Consolidated Edison, Inc.	18,700	699,754
Duke Energy Corp.	25,420	370,878
Progress Energy, Inc.	15,000	567,450

		2,953,368
Total Investments — 96.70%
(Cost $48,968,611**)		44,139,297
Cash and Other Assets Net of Liabilities — 3.30%		1,506,442

NET ASSETS — 100.00%		$45,645,739

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.

**	Aggregate cost for federal income tax purposes is $48,968,611 and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,958,443
Gross unrealized depreciation	(7,787,757)

Net unrealized depreciation	$(4,829,314)

LARGE CAP VALUE FUND | 7

STATEMENT OF ASSETS AND LIABILITIES  |  JUNE 30, 2009 (UNAUDITED)

ASSETS
Investments in securities at value (cost $48,968,611) (Note 1)	$44,139,297
Cash	1,499,251
Dividends and interest receivable	54,906
Receivable for Fund shares sold	51,343
Receivable for investments sold	157,998
Prepaid expenses	24,177

TOTAL ASSETS	45,926,972
LIABILITIES
Payable for investments purchased	138,044
Payable for Fund shares redeemed	61,452
Payable for investment advisory fees	35,492
Payable for accounting fees	19,186
Payable for distribution fees (Note 3)	11,304
Payable for distributions	4,167
Other accrued expenses	11,588

TOTAL LIABILITIES	281,233

NET ASSETS	$45,645,739

Net assets applicable to 4,691,438 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$45,645,739

Net asset value and redemption price per share ($45,645,739 ÷ 4,691,438 shares)	$9.73

Maximum offering price per share ($9.73 ÷ 0.9475)	$10.27

SOURCE OF NET ASSETS
At June 30, 2009, net assets consisted of:
Paid-in capital	$56,654,600
Undistributed net investment income	46,686
Accumulated net realized loss on investments and written options	(6,226,233)
Net unrealized depreciation on investments	(4,829,314)

NET ASSETS	$45,645,739

See accompanying notes to financial statements.

8 | SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,314)	$631,353

TOTAL INVESTMENT INCOME	631,353
EXPENSES
Investment Advisory fees (Note 3)	203,194
Distribution fees (Note 3)	62,844
Accounting fees	35,892
Administration fees	14,366
Auditing fees	7,191
Chief Compliance Officer salary	2,880
Custodian fees	6,765
Directors’ fees	5,036
Insurance expense	12,576
Legal fees	8,324
Printing expense	18,851
Registration fees	8,654
Transfer Agent fees	64,840
Other expenses	2,773

TOTAL EXPENSES	454,186
Fees waived by Administrator	(15,308)
Fees waived by Adviser (Note 3)	(25,919)

NET EXPENSES	412,959

NET INVESTMENT INCOME	218,394
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRITTEN OPTIONS
Net realized loss from investment transactions	(1,758,307)
Net realized gain from written options	11,330
Net change in unrealized appreciation/depreciation of investments	1,337,743

Net realized and unrealized loss on investments and written options	(409,234)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(190,840)

See accompanying notes to financial statements.

LARGE CAP VALUE FUND | 9

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008
OPERATIONS
Net investment income	$218,394	$316,096
Net realized (loss) from investment transactions and written options	(1,746,977)	(4,479,256)
Net change in unrealized appreciation/depreciation of investments	1,337,743	(16,166,127)

Net (decrease) in net assets resulting from operations	(190,840)	(20,329,287)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(218,262)	(300,073)
Distributions from realized gains	—	(5,577)

Total distributions to shareholders	(218,262)	(305,650)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	4,145,433	9,619,661
Shares issued from reinvestment of distributions	208,246	291,782
Shares redeemed	(2,715,270)	(10,971,679)

Increase/(decrease) in net assets derived from capital share transactions (a)	1,638,409	(1,060,236)

Total increase (decrease) in net assets	1,229,307	(21,695,173)
NET ASSETS
Beginning of period	44,416,432	66,111,605

End of period	$45,645,739	$44,416,432
Undistributed net investment income	$46,554	$46,554
(a) Transactions in capital stock were:
Shares sold	452,325	770,303
Shares issued from reinvestment of distributions	22,908	25,678
Shares redeemed	(301,974)	(904,480)

Increase (decrease) in shares outstanding	173,259	(108,499)

See accompanying notes to financial statements.

10 | SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	For the Six Months Ended 6/30/09 (Unaudited)	For the Year Ended 12/31/08	For the Two-Month Period Ended 12/31/07*	For the Year Ended 10/31/07	For the Year Ended 10/31/06	For the Year Ended 10/31/05	For the Year Ended 10/31/04
Net Asset Value, Beginning of Period	$9.83	$14.29	$15.52	$14.23	$12.69	$11.74	$11.09
Income from Investment Operations:
Net investment income	0.05 [1]	0.07 [1]	0.01	0.03	0.04	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.10)	(4.46)	(0.35)	1.84	1.67	0.98	0.68

Total from investment operations	(0.05)	(4.39)	(0.34)	1.87	1.71	1.07	0.72
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.01)	(0.03)	(0.04)	(0.09)	(0.04)
Distributions from capital gains	(0.00)	(0.00)[2]	(0.88)	(0.55)	(0.13)	(0.03)	(0.01)
Distributions from return of capital	—	—	—	—	—	—	(0.02)

Total distributions	(0.05)	(0.07)	(0.89)	(0.58)	(0.17)	(0.12)	(0.07)
Net Asset Value, End of Period	$9.73	$9.83	$14.29	$15.52	$14.23	$12.69	$11.74
Total Return[3]	(0.50%)[4]	(30.81%)	(2.30%)[4]	13.56%	13.52%	9.07%	6.48%

Ratios/Supplemental Data
Net assets, end of period (000)	$45,646	$44,416	$66,112	$66,487	$46,189	$40,347	$35,826
Ratio of expenses to average net assets:
Before expense waiver, reimbursement or recapture	2.17%[5]	2.03%	1.95%[5]	1.93%	2.07%	1.96%	2.03%
After expense waiver, reimbursement or recapture	1.97%[5]	1.97%	1.97%[5]	1.97%	1.97%	1.97%	1.97%
Ratio of net investment income to average net assets	1.04%[5]	0.56%	0.21%[5]	0.23%	0.26%	0.70%	0.41%
Portfolio turnover	11.23%[4]	44.76%	—	22.14%	14.37%	15.37%	—

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Calculation does not reflect sales load.

[4]	Calculation is not annualized.

[5]	Calculation is annualized.

*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

LARGE CAP VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS  |  JUNE 30, 2009 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15,1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Managment has determined the adoption of FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

The Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

Adoption of FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have signifcantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

The summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows:

Large Cap Value Fund

Valuation Inputs
Level 1 - Quoted Prices *	$44,139,297
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total Market Value of Investments	$44,139,297

*	Industries as defined in the Schedule of Investments

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of

LARGE CAP VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

the security underlying the written option. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Large Cap Value Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2008	—	$—
Options written	225	11,930
Options expired	(100)	(8,280)
Options exercised	(125)	(3,650)

Options outstanding at June 30, 2009	—	$—

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital, long-term capital gain or short-term capital gain. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

14 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2009, excluding short-term investments, were $8,405,642 and $4,535,411, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2009 were $203,195.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through April 30, 2010. For the six months ended June 30, 2009, the Adviser waived advisory fees of $25,919.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser at June 30, 2009 was $86,615. Of this balance, $14,103 will expire in 2009, $11,249 in 2010, $35,344 in 2011 and $25,919 in 2012.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2009, fees paid to the Distributor under the Plan were $62,844.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2009, sales charges received by the Distributor were $219,116. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2009, the Fund was allocated $2,880 of the Chief Compliance Officer’s salary.

LARGE CAP VALUE FUND | 15

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

Note 4 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2008 is as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
12/31/2008	$300,081	$5,569	$305,650

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2009 will be reported in the Fund’s December 31, 2009 Annual Report.

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $2,591,937, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

At December 31, 2008, the Fund had Deferred Post-October Losses of $1,402,443.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5 – Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 31, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16 | SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2009, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Shareholder Services

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2009 Spirit of America                    SOALC-SAR09

SPIRIT of AMERICA

INCOME FUND

SEMI-ANNUAL REPORT

June 30, 2009

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the inaugural copy of the semi-annual report for The Spirit of America Income Fund (the “Fund”). The Fund began operations on December 31, 2008.

We are delighted to be able to share this letter with you following the exciting launch of our newest Fund. It has been exciting to see the increase in the number of shareholders who have shown such confidence in our new Fund.

We firmly believe that striving for the optimal balance between yield and risk will position us to achieve long term success. We are dedicated to providing our investors with a Fund that will merit their long term commitment and satisfaction.

We are excited, as we hope you are, to be a part of a new Fund, which we anticipate will continue to grow and is designed to deliver attractive returns to our investors.

We look forward to your continued investment in the Fund.

Sincerely,

David Lerner	William Mason
President	Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

INCOME FUND | 1

MANAGEMENT DISCUSSION (UNAUDITED)

Introduction

The Spirit of America Income Fund, (SOAIX) (the “Fund”) is the latest addition to the Spirit of America Family of Funds. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on the high yield segment of the taxable bond market including a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, and collateralized mortgage obligations. We are pursuing a balance between yield and risk.

Game Plan

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. (For the Spirit of America Income Fund, technology works for us; we do not work for technology.) We do not receive buy signals from a computer generated model.

We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience. Our portfolio managers have over 65 combined years of experience. We feel that this has been a favorable environment in which to start an income fund. There has been an increase in the issuance of taxable municipal bonds due to the Federal government’s new Build America Bond Program.

Currently the Fund has approximately seventy percent of it’s assets in taxable municipal bonds. Taxable municipal bonds typically offer yields which are substantially higher than their tax-advantaged counterparts.

Summary

The Fund continues to grow at a steady and healthy pace. The Fund has over 1,000 investor accounts with inflows of nearly $15,000,000 since its inception six months ago.

Our expectations are for continued growth in assets under management. We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk.

2 | SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Income Fund

June 30, 2009

Municipal Bonds	72.07%	$11,106,057
Corporate Bonds	11.28	1,738,699
Preferred Stocks	11.18	1,721,915
Collateralized Mortgage Obligations	5.47	842,950

Total Investments	100.00%	$15,409,621

INCOME FUND | 3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Income Fund

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,069.50	0.50%	$2.57
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.

4 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS  |   JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 5.39%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$146,181
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	204,771
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	60,657
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	47,546
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	51,012
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	157,379
Wamu Mortgage Pass Through Certificates, 5.50%, 11/25/33	94,000	84,775
Wamu Mortgage Pass Through Certificates, 5.50%, 11/25/33	111,000	90,629

Total Collateralized Mortgage Obligations (Cost $820,112)		842,950
Municipal Bonds 71.01%
California 22.43%
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (FSA), 5.80%, 09/01/37	250,000	224,280
City of Tulare, Sewer Improvements Revenue Bonds, Callable 11/15/19 @ 100 (FSA) (OID), 8.75%, 11/15/44	1,000,000	992,250
County of San Bernardino, Refunding Revenue Bonds (FSA), 6.02%, 08/01/23	200,000	198,824
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	500,000	494,225
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	202,086
State of California, School Improvements, General Obligation Unlimited, 7.55%, 04/01/39	1,000,000	911,400
West Valley-Mission Community College District, University & College Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, 6.54%, 08/01/35	500,000	485,380

		3,508,445
District of Columbia 3.30%
Washington Metropolitan Area Transit Authority, Transit Improvements Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	516,555

Illinois 2.39%
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	374,524

Massachusetts 1.66%
City of Worcester, Pension Funding, General Obligation Limited, (FSA) (OID), 6.25%, 01/01/28	250,000	258,987

See accompanying notes to financial statements.

INCOME FUND | 5

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Michigan 11.73%
County of Oakland, Pension Funding Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	$500,000	$512,055
Eastern Michigan University, University & College Improvements Revenue Bonds, Callable 02/15/14 @ 100, 7.21%, 02/15/38	250,000	252,038
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	980,000	654,228
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	415,992

		1,834,313
New Jersey 7.32%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds (FSA) (OID), 7.62%, 01/01/29	500,000	517,640
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A-2, (XLCA), 6.31%, 07/01/26	750,000	627,022

		1,144,662
New York 2.83%
Metropolitan Transportation Authority, Transit Improvements Revenue Bonds, 7.34%, 11/15/39	375,000	442,564

Ohio 1.63%
Ohio State Development Assistance, Public Improvements Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	254,828

Pennsylvania 8.37%
Mount Union Area School District, General Obligation Limited, Callable 08/01/19 @ 100, 6.88%, 02/01/36	1,000,000	1,013,330
Pittsburgh Urban Redevelopment Authority, Refunding Revenue Bonds, Series A, (FSA), 6.61%, 09/01/24	300,000	295,992

		1,309,322
Utah 3.25%
Central Weber Sewer Improvement District, Sewer Improvements Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	500,000	508,080

6 | SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

	Principal Amount	Market Value
Virginia 5.41%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	$1,365,000	$846,273

West Virginia 0.69%
Tobacco Settlement Finance Authority of West Virginia, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	160,000	107,504

Total Municipal Bonds (Cost $10,718,494)		11,106,057
Corporate Bonds 11.11%
Alcoa, Inc., 5.55%, 02/01/17	250,000	211,449
Alcoa, Inc., 6.75%, 07/15/18	500,000	444,309
International Paper Co., 9.38%, 05/15/19	500,000	510,495
Liberty Property L.P., 6.63%, 10/01/17	355,000	301,706
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	170,705
UDR, Inc., 5.25%, 01/15/15	110,000	100,035

Total Corporate Bonds (Cost $1,627,339)		1,738,699

	Shares
Preferred Stocks 11.01%
Financials 11.01%
Equity Residential REIT	6,200	115,692
Kimco Realty Corp. REIT	8,900	183,785
Kimco Realty Corp. REIT	12,000	214,200
Public Storage REIT	5,000	99,850
Public Storage REIT	5,825	113,471
Regency Centers Corp. REIT	5,200	102,752
Regency Centers Corp. REIT	6,496	123,814
Regency Centers Corp. REIT	15,000	284,550
Simon Property Group Inc., Cv. REIT	3,600	169,560
Vornado Realty Trust REIT	2,371	46,116
Vornado Realty Trust REIT	14,300	268,125

Total Preferred Stocks (Cost $1,501,237)		1,721,915
Total Investments — 98.52% (Cost $14,667,182)		$15,409,621
Cash and Other Assets Net of Liabilities — 1.48%		231,246

NET ASSETS — 100.00%		$15,640,867

INCOME FUND | 7

SCHEDULE OF INVESTMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

FSA	-	Financial Security Assurance
OID	-	Original Issue Discount
Q-SBLF	-	Qualified School Bond Loan Fund
REIT	-	Real Estate Investment Trust
XLCA	-	Insured by XL Capital Assurance

***	The aggregate cost for federal income tax purposes is $14,667,182, and net unrealized appreciation consists of:

Gross unrealized appreciation	$906,815
Gross unrealized depreciation	(164,376)

Net unrealized appreciation	$742,439

8 | SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES  |  JUNE 30, 2009 (UNAUDITED)

ASSETS
Investments in securities at value (cost $14,667,182) (Note 1)	$15,409,621
Cash	684,716
Receivable for Fund shares sold	433,299
Dividends and interest receivable	181,796
Receivable from adviser	9,158
Other receivables	4,101
Prepaid expenses	637

TOTAL ASSETS	16,723,328

LIABILITIES
Payable for investments purchased	998,837
Payable for distributions to shareholders	48,006
Payable for distribution fees (Note 3)	2,680
Payable for Directors’ fees	208
Other accrued expenses	32,730

TOTAL LIABILITIES	1,082,461

NET ASSETS	$15,640,867

Net assets applicable to 1,536,911 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$15,640,867

Net asset value and redemption price per share ($15,640,867 ÷ 1,536,911 shares)	$10.18

Maximum offering price per share ($10.18 ÷ 0.9525)	$10.69

SOURCE OF NET ASSETS
At June 30, 2009, net assets consisted of:
Paid-in capital	$14,870,730
Accumulated net realized gain on investments	27,698
Net unrealized appreciation on investments	742,439

NET ASSETS	$15,640,867

See accompanying notes to financial statements.

INCOME FUND | 9

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)*
INVESTMENT INCOME
Dividends	$36,718
Interest	235,064
Other	4,101

TOTAL INVESTMENT INCOME	275,883
EXPENSES
Investment Advisory fees (Note 3)	15,940
Distribution fees (Note 3)	6,641
Accounting fees	14,374
Administration fees	10,474
Auditing fees	6,506
Chief Compliance Officer salary	337
Custodian fees	3,310
Directors’ fees	602
Insurance expense	396
Legal fees	3,804
Printing expense	10,633
Registration fees	2,709
Transfer Agent fees	19,406
Other expenses	637

TOTAL EXPENSES	95,769
Fees waived and reimbursed by Adviser (Note 3)	(82,486)

NET EXPENSES	13,283

NET INVESTMENT INCOME	262,600
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from investment transactions	27,698
Net change in unrealized appreciation/depreciation of investments	742,439

Net realized and unrealized gain on investments and written options	770,137

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,032,737

*	The Fund commenced operations on December 31, 2008.

See accompanying notes to financial statements.

10 | SPIRIT OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2009 (Unaudited)*
OPERATIONS
Net investment income	$262,600
Net realized gain from investment transactions	27,698
Net change in unrealized appreciation/depreciation of investments	742,439

Net increase in net assets resulting from operations	1,032,737
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(262,600)

Total distributions to shareholders	(262,600)
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	14,862,687
Shares issued from reinvestment of distributions	147,404
Shares redeemed	(139,361)

Increase in net assets derived from capital share transactions (a)	14,870,730

Total increase in net assets	15,640,867
NET ASSETS
Beginning of period	—

End of period	$15,640,867
(a) Transactions in capital stock were:
Shares sold	1,536,256
Shares issued from reinvestment of distributions	15,153
Shares redeemed	(14,498)

Increase in shares outstanding	1,536,911

*	The Fund commenced operations on December 31, 2008.

See accompanying notes to financial statements.

INCOME FUND | 11

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

For the Six Months Ended June 30, 2009 (Unaudited)*
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.48 [1]
Net realized and unrealized gain on investments	0.18

Total from investment operations	0.66
Less Distributions:
Distributions from net investment income	(0.48)

Total distributions	(0.48)

Net Asset Value, End of Period	$10.18

Total Return[2,3]	6.95%
Ratios/Supplemental Data
Net assets, end of period (000)	$15,641
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	3.60%[4]
After expense reimbursement or recapture	0.50%[4]
Ratio of net investment income to average net assets	9.88%[4]
Portfolio turnover	1.10%[2]

[1]	Calculated based on the average number of shares outstanding during the period.

[2]	Calculation is not annualized.

[3]	Calculation does not reflect sales load.

[4]	Calculation is annualized.

*	The Fund commenced operations on December 31, 2008.

See accompanying notes to financial statements.

12 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS  |  JUNE 30, 2009 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Income Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on December 31, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Managment has determined the adoption of FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

The Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Adoption of FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

INCOME FUND | 13

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of June 30, 2009 is as follows:

Income Fund

	Level 1	Level 2	Level 3
Valuation Inputs
Investments in Securities:
Preferred Stock	$1,721,915	$—	$—
Corporate debt securities	—	1,738,699	—
Debt securities issued by States of the United States and political subdivisions of states	—	11,106,057	—
Collateralized debt obligations	—	842,950	—

Total	$1,721,915	$13,687,706	$—

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

D. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

14 | SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2009, excluding short-term investments, were $14,635,538 and $60,000, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2009 were $15,940.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 0.90% of the average daily net assets of the Fund through April 30, 2010. The Adviser voluntarily agreed to waive .60% of advisory fees through June 30, 2009. For the six months ended June 30, 2009, the Adviser reimbursed the Fund $66,546.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser at June 30, 2009 was $66,546, expiring in 2012.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2009, fees paid to the Distributor under the Plan were $6,641

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2009, sales charges received by the Distibrutor. were $749,937. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the period ended June 30, 2009, the Fund was allocated $337 of the Chief Compliance Officer’s salary.

Note 4 - Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

INCOME FUND | 15

NOTES TO FINANCIAL STATEMENTS (CONT.)  |  JUNE 30, 2009 (UNAUDITED)

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment- grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 - Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through August 31, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16 | SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Income Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2009, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

PO Box 9006

Syosset, NY 11791-9006

Shareholder Services

PNC Global Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Income Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2009 Spirit of America            SOAIN-SAR09

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	August 27, 2009

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	August 27, 2009

*	Print the name and title of each signing officer under his or her signature.